900 G STREET, NW

WASHINGTON, D.C. 20001

TELEPHONE: +1-202-636-5500

FACSIMILE: +1-202-636-5502

Direct Dial Number	E-mail Address
+1-202-636-5879	Christopher.Healey@stblaw.com

April 3, 2023

Re:	First Eagle Private Credit Fund Registration Statement on Form 10

Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Ladies and Gentlemen:

On behalf of First Eagle Private Credit Fund (the “Fund”), we hereby transmit for filing under the Exchange Act of 1934, as amended, the Fund’s Registration Statement on Form 10 (the “Registration Statement”).

Any questions or communications concerning the enclosed materials should be directed to my attention at christopher.healey@stblaw.com or 202-636-5879.

Very truly yours,

/s/Christopher P. Healey

Christopher P. Healey

CC:	David P. O’Connor, Esq.

Sabrina Rusnak-Carlson, Esq.

Jasmin M. Ali, Esq.

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